Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
schedule of company obligations by contractual maturity

The following table summarizes the Company obligations by contractual maturity at December 31, 2021:

	Payments by period
	Total	Less than a year	1 to 3 years	4 to 5 years	More than 5 years
	(in Euros)
OSR operating leases and office rent	€40,200	€13,400	€26,800	€-	€-
AGC manufacturing	383,368	308,218	58,150	17,000	-
Total	€423,568	€321,618	€84,950	€17,000	€-